Touchstone Ultra Short Income ETF Average Annual Total Returns			12 Months Ended	29 Months Ended	41 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	4.70%	2.44%	2.84%
Bloomberg US Treasury Bellwether 3 Month Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.23%		4.68%
Bloomberg US Treasury Bellwether 1 Year Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.31%		4.45%
ICE BofA 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			4.18%		4.60%
ICE BofA 1-Year U.S. Treasury Note Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			4.15%		4.05%
Touchstone Ultra Short Income ETF
Prospectus [Line Items]
Average Annual Return, Percent			5.09%		5.54%
Performance Inception Date		Aug. 04, 2022
Touchstone Ultra Short Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.04%		3.40%
Touchstone Ultra Short Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.99%		3.32%

[1]	The Fund changed its additional indexes to the Bloomberg US Treasury Bellwether 3 Month Index and the Bloomberg US Treasury Bellwether 1 Year Index which have similar investment objectives to the Fund.